LEASE	12 Months Ended
Dec. 31, 2024
Lease
LEASE

9. Lease

The Group has entered into various non-cancellable operating lease agreements for certain offices. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	For the year ended December 31,
Operating leases:	2023	2024
Assets：	RMB(000)	RMB(000)	US$(000)
Right-of-use assets - operating lease	13,992	10,800	1,480
Liability：
Current portion of operating lease liabilities	10,300	5,843	801
Non-current operating lease liabilities	2,164	4,731	648
Total operating lease liabilities	12,464	10,574	1,449

The components of lease expenses were as follows:

	For the year ended December 31,
	2023	2024
Lease Cost	RMB(000)	RMB(000)	US$(000)
Amortization of right-of-use assets	14,437	9,769	1,338
Interest of operating lease liabilities	3,210	2,719	373
Expenses for short-term leases within 12 months and other non-lease component	2,022	1,281	175
Total lease cost	19,669	13,769	1,886

As of December 31, 2023 and 2024, the weighted average remaining lease term was 1.28 and 2.32 years and weighted average discount rate was 5.49% and 5.93% for the Company’s operating leases.

For the year ended December 31, 2022, 2023 and 2024, the Company recognized lease expense of RMB26,954, RMB19,669 and RMB13,769, respectively, under ASC 840.

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the year ended December 31,
	2023	2024
	RMB(000)	RMB(000)	US$(000)
Cash payments for operating leases	20,582	14,331	1,963
ROU assets obtained in exchange for operating lease liabilities	7,825	11,634	1,594

As of Dec 31, 2024, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB(000)	US$(000)
2025	7,849	1,075
2026	4,219	578
2027	1,321	181
Total future lease payments	13,389	1,834
Less: Imputed interest	2,815	385
Total lease liability balance	10,574	1,449

As of Dec 31, 2023, the maturities of our operating are as follows:

	Operating Lease
Year ending December 31.	RMB	US$
2024	11,255	1,585
2025	2,320	327
Total future lease payments	13,575	1,912
Less: Imputed interest	1,111	156
Total lease liability balance	12,464	1,756